Application of New Amended and Revised Standards and Interpretations - Schedule of New Amended or Revised Standards and Interpretations (Detail)	12 Months Ended
Dec. 31, 2019
Amendments To IFRS 3
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IFRS 3 “Definition of a Business”
Effective Date Announced by IASB	Jan. 01, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”
Effective Date Announced by IASB	Jan. 01, 2020
Amendments To IFRS 10 And IAS 28
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”
Effective Date Announced by IASB	To be determined by IASB
IFRS 17
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRS 17 “Insurance Contracts”
Effective Date Announced by IASB	Jan. 01, 2021
Amendments To IAS 1
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 1 “Classification of Liabilities as Current or Non-Current”
Effective Date Announced by IASB	Jan. 01, 2022
Amendments To IAS 1 And IAS 8
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 1 and IAS 8 “Definition of Material”
Effective Date Announced by IASB	Jan. 01, 2020